Organization and Business Description (Details)						1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
		Jun. 21, 2024 USD ($) $ / shares shares	Feb. 01, 2023 shares	Jun. 21, 2022 $ / shares shares	Nov. 08, 2021 USD ($) shares	Jan. 31, 2024 shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2024 $ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	May 31, 2024 shares	Apr. 30, 2024 $ / shares shares	Jul. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares	Nov. 15, 2022 shares	Dec. 14, 2021	Nov. 30, 2021 $ / shares	Nov. 08, 2021 HKD ($) shares	Oct. 04, 2021 $ / shares shares	Oct. 04, 2021 L / shares shares
Organization and Business Description [Line Items]
share of common stock to the shareholders	[1]							46,859,633		46,859,633	37,488,807
Price per share (in Dollars per share) | $ / shares								$ 0.0001	[1]	$ 0.0001 [1]	$ 0.0001 [1]				$ 0.0001
Common stock issued and outstanding								10,537,475		10,537,475
Common stock, shares purchased										10,537,475
shares of common stock										20,000,000
Capitalized offering costs (in Dollars) | $										$ 1,429,750
Fair value of shares of common stock		1,200,000
Fair value of shares (in Dollars) | $		$ 3,072,000
Price per share | (per share)								$ 10		$ 10											L 1
Proposed allotment shares					247,059,590														247,059,590	247,059,590	247,059,590
Reduction of ordinary shares					948,979,757
Ordinary shares cancelled					948,979,757														948,979,757
Maximum [Member]
Organization and Business Description [Line Items]
Reduction share capital | $																			$ 948,979,783.53
Minimum [Member]
Organization and Business Description [Line Items]
Reduction share capital | $																			$ 26
Common Stock [Member]
Organization and Business Description [Line Items]
share of common stock to the shareholders												1,155,513	44,940	1,173,878		250,000
Price per share (in Dollars per share) | $ / shares		$ 0.0001					$ 0.063				$ 0.0001		$ 0.068	$ 0.048				$ 0.4
common stock shares issued		1,200,000	4,391,101			4,391,101	17,008,312	1,200,000	[2]		17,008,312
Price per share | $ / shares				$ 11.5
Sponsor [Member]
Organization and Business Description [Line Items]
common stock shares issued				478,875
Sponsor [Member] | Common Stock [Member]
Organization and Business Description [Line Items]
share of common stock to the shareholders								2,443,750		2,443,750
Private Shareholders [Member] | Common Stock [Member]
Organization and Business Description [Line Items]
share of common stock to the shareholders								548,761		548,761
Public Shareholders [Member] | Common Stock [Member]
Organization and Business Description [Line Items]
share of common stock to the shareholders								2,227,162		2,227,162
Underwriter [Member] | Common Stock [Member]
Organization and Business Description [Line Items]
share of common stock to the shareholders								60,000		60,000
TP Holdings [Member]
Organization and Business Description [Line Items]
Price per share | $ / shares																				$ 1
Reduction of ordinary shares					212,653,226,000
Ordinary shares cancelled					212,653,226,000														212,653,226,000
TP Holdings [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Reduction share capital | $					$ 164,784,727.95
TP Holdings [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Reduction share capital | $					$ 26
Business Combination [Member]
Organization and Business Description [Line Items]
common stock shares issued										90,000
Business Combination [Member] | Common Stock [Member]
Organization and Business Description [Line Items]
share of common stock to the shareholders								46,859,633		46,859,633
Price per share (in Dollars per share) | $ / shares								$ 0.0001		$ 0.0001
TP Holdings [Member] | Common Stock [Member]
Organization and Business Description [Line Items]
share of common stock to the shareholders								40,000,000		40,000,000
Price per share (in Dollars per share) | $ / shares								$ 0.0001		$ 0.0001
Additional common stock shares issued								20,000,000		20,000,000
Feutune Light Acquisition Corporation (FLFV) [Member]
Organization and Business Description [Line Items]
share of common stock to the shareholders								90,000		90,000
Price per share (in Dollars per share) | $ / shares		$ 0.0001
Fair value of shares (in Dollars) | $										$ 900,000
common stock shares issued		1,200,000
Fair value of shares of common stock		1,200,000
Fair value of shares (in Dollars) | $		$ 3,072,000
Price per share | $ / shares		$ 2.56
Feutune Light Acquisition Corporation (FLFV) [Member] | Common Stock [Member]
Organization and Business Description [Line Items]
share of common stock to the shareholders								5,279,673		5,279,673
common stock shares issued		289,960
Feutune Light Acquisition Corporation (FLFV) [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Organization and Business Description [Line Items]
Price per shares (in Dollars per share) | $ / shares								$ 10		$ 10
China NEV [Member]
Organization and Business Description [Line Items]
Owned equity shares																				100.00%	100.00%
TP Holdings [Member]
Organization and Business Description [Line Items]
Owned equity shares																	100.00%			100.00%	100.00%

[1]	The share information and additional paid-in capital are presented on a retroactive basis to reflect the reverse recapitalization on June 21, 2024 (see the discussion under the heading “Reverse Recapitalization” in “Note 1 – Organization and Business Description”).
[2]	The share information and additional paid-in capital are presented on a retroactive basis to reflect the reverse recapitalization on June 21, 2024 (see the discussion under the heading “Reverse Recapitalization” in “Note 1 - Organization and Business Description”).